CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss before taxation	¥ (418,465)	¥ (78,285)	¥ (316,221)
Adjustments for
Amortization of land use rights	108	143	369
Depreciation of property, plant and equipment	11,500	15,371	44,583
(Gain) loss on disposal of property, plant and equipment	0	(70)	6,246
Write down of inventories	55,973	(2,733)	75,078
Bad debt provision of trade receivables	316,438	71,565	23,940
Loss from assets devaluation	85,021	36,683	230,359
Share based compensation	619	294	0
Interest expense (income)	0	206	(1,791)
Foreign exchange loss	0	0	84
Operating cash flows before working capital changes	51,194	43,174	62,647
Decrease in inventories	8,347	23,808	19,034
Increase in trade receivables	(23,309)	(50,384)	(67,578)
Decrease (Increase) in other receivables and prepayments	(2,521)	12,058	8,481
Decrease in trade payables	(36,755)	(23,173)	(26,010)
Increase in taxes payable	635	0	0
Increase (decrease) in accrued liabilities, other payables, and amounts owed to related parties	(3,825)	(7,529)	7,641
Cash generated from (used in) operations	(6,234)	(2,046)	4,215
Interest paid	0	0	(84)
Income tax paid	0	0	(12,816)
Net cash used in operating activities	(6,234)	(2,046)	(8,685)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of fixed assets	0	(5,618)	0
Proceed from disposal of property, plant and equipment	0	70	1,000
Decrease (increase) in restricted cash	(1,719)	0	41,672
Interest received	0	0	1,791
Net cash used in (generated from) investing activities	(1,719)	(5,548)	44,463
CASH FLOWS FROM FINANCING ACTIVITIES:
Insurance of share capital for equity financing	15,262	9,537	6,185
Repayment of short-term loans	0	0	(40,076)
Advance from related parties	186	0	0
Net cash generated from (used in) financing activities	15,448	9,537	(33,891)
NET INCREASE IN CASH & EQUIVALENTS	7,495	1,943	1,887
CASH & EQUIVALENTS, BEGINNING OF YEAR	2,328	110	514
EFFECT OF FOREIGN EXCHANGE RATE DIFFERENCES	(807)	275	(2,291)
CASH & EQUIVALENTS, END OF YEAR	¥ 9,016	¥ 2,328	¥ 110